Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements
Summary of financial instruments measured at fair value

	December 31, 2016			December 31, 2015
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$—	$—	$—	$1,181	$—	$—
Liabilities
Long-term debt	—	—	791,038	—	—	1,055,045
Interest rate cap agreements	—	2,794	—	—	3,396	—
Total	$—	$2,794	$791,038	$1,181	$3,396	$1,055,045